CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Operating activities
Net loss from continuing operations	$ (18,230,588)	$ (26,703,662)	$ (33,937,956)
Add (deduct) items not affecting cash
Depreciation and amortization	2,506,316	4,534,586	4,045,523
Interest expense	24,288	63,411	69,404
Share-based payments	3,835,475	1,531,258	7,443,930
Change in fair value of investments	378,425	234,226	858,483
Change in fair value of derivative liability	(212,256)	(521,809)	(682,507)
Unrealized foreign exchange (gain) loss	(383,514)	934,100	0
Gain on remeasurement of financial liability	(4,939,015)	(119,453)	(49,792)
Impairment loss	4,555,805	0	0
Gain on net investment in lease	0	(22,619)	0
Changes in non-cash working capital balances
Finance receivables	(663,698)	(7,431,656)	0
Other receivables	159,585	215,175	(106,880)
Prepaid expenses and deposits	316,724	795,930	(609,153)
Note receivable	(224,610)	0	0
Trade and other payables	2,049,799	(699,778)	3,604,766
Cash used in continuing operating activities	(10,827,264)	(27,190,291)	(19,364,182)
Cash used in discontinued operating activities	0	(1,142,982)	(1,382,041)
Cash used in operating activities	(10,827,264)	(28,333,273)	(20,746,223)
Investing activities
Cash acquired from acquisition of Lucid Psycheceuticals Inc.	0	0	768,964
Purchase of investments	(744,500)	(401,612)	0
Purchase of equipment	0	(113,958)	0
Additions to intangible assets	0	(250,000)	(500,000)
Net cash upon control of subsidiary	31,783	0	0
Proceeds from sale of investments	443,138	158,036	0
Cash (used in) provided by continuing investing activities	(269,579)	(607,534)	268,964
Cash provided by discontinued investing activities	0	12,730,942	0
Cash (used in) provided by investing activities	$ (269,579)	$ 12,123,408	$ 268,964
Financing activities
Share repurchase	(2,957,816)	(1,926,237)	0
Proceeds from issuance of shares, net	$ 34	$ 0	$ 38,341,407
Repayment of notes payable	0	0	(71,759)
Payment of lease obligation	(189,054)	(143,071)	(57,566)
Share options exercised	20,247	0	0
Cash (used in) provided by continuing financing activities	(3,126,589)	(2,069,308)	38,212,082
Cash (used in) provided by financing activities	(3,126,589)	(2,069,308)	38,212,082
Net decrease	(14,223,432)	(18,279,173)	17,734,823
Cash and cash equivalents, beginning of the year	16,980,472	35,259,645	17,524,822
Cash and cash equivalents, end of the year	$ 2,757,040	$ 16,980,472	$ 35,259,645